UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22928

Carlyle Select Trust

(Exact name of registrant as specified in charter)

520 Madison Avenue, 38th Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Orit Mizrachi

Chief Operating Officer

Carlyle Select Trust

520 Madison Avenue, 38th Floor

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:(212) 813-4508

Date of fiscal year end: 12/31

Date of reporting period: 7/1/13-6/30/14

Item 1. Proxy Voting Record.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2013 TO JUNE 30, 2014

The Carlyle Select Trust (the “Trust”) and its series, the Carlyle Enhanced Commodity Real Return Fund and the Carlyle Core Allocation Fund (each a “Fund” and together, the “Funds”) were declared effective on June 26, 2014. The Trust and the Funds did not commence investment operations during the period covered by this report on Form N-PX. As such, there were no matters relating to a portfolio security considered at any shareholder meeting held during the period from July 1, 2013 through June 30, 2014 with respect to which the Trust or Funds were entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Carlyle Select Trust

By (Signature and Title)*	/s/ Michael J. Petrick
Michael J. Petrick, Director, Chief Executive Officer and President (Principal Executive Officer)

Date August 27, 2014

*	Print the name and title of each signing officer under his or her signature.

VIA EDGAR

August 27, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Carlyle Select Trust (the “Registrant”)
Act File Nos. 333-193138 and 811-22928

Dear Sir or Madam:

Pursuant to Rule 30b1-4 under the Investment Company Act of 1940, as amended, and on behalf of the Registrant, attached for filing by direct electronic transmission (EDGAR) is the Form N-PX, containing the Registrant’s complete proxy voting record for the period ended June 30, 2014.

Please direct any comments to the undersigned at (212) 813-4805.

Sincerely,

/s/ Michael J. Petrick
Michael J. Petrick
Chief Executive Officer and President